Intangible Assets, Net (Details) - Schedule of Amortization Expenses - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amortization Expenses [Line items]
Less: accumulated amortization	$ (145,370)	$ (115,333)
Intangible assets, net	103,445	45,397
Software [Member]
Schedule of Amortization Expenses [Line items]
Intangible assets, gross	$ 248,815	$ 160,730